RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 13:-	RELATED PARTY BALANCES AND TRANSACTIONS

	December 31,
	2024	2023

Trade payables and accrued expenses	$58	$53

	Year ended December 31,
	2024	2023	2022
Amounts charged to:

Research and development expenses	$141	$147	$194

For the years ended December 31, 2024, 2023 and 2022 the Company received research and development services related with cancer studies in animal models, and breeding and maintenance of animals (mice) to support such studies. The transaction was at arm’s length.